Document and Entity Information	Oct. 02, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2020
Entity Registrant Name	COUNTY BANCORP, INC.
Entity Central Index Key	0001470205
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-36808
Entity Incorporation, State or Country Code	WI
Entity Tax Identification Number	39-1850431
Entity Address, Address Line One	2400 South 44th Street
Entity Address, City or Town	Manitowoc
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54221
City Area Code	920
Local Phone Number	686-9998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	ICBK
Security Exchange Name	NASDAQ